Income Taxes - Elements of Provision (Benefit) for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended															12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (loss) before income tax:
U.S.																$ 35.5	$ 47.5	$ (14.8)
Foreign																(21.6)	(7.2)	(5.0)
Income (loss) before income taxes	4.5	(0.2)	[1]	5.6	[2]	2.4	[3]	6.1	[4]	(25.6)	[5]	18.6	19.8	[6]	27.5	13.9	40.3	(19.8)
Current income taxes:
Federal																(0.1)		(5.3)
Foreign																(0.1)	0.6	5.4
State																0.6	3.1	0.5
Current income taxes																0.4	3.7	0.6
Deferred income taxes	5.1							0.8								(112.7)	(9.2)	(11.6)
Total income tax provision (benefit)	$ 3.1							$ 0.9								$ (112.3)	$ (5.5)	$ (11.0)

[1]	Included in the fourth quarter 2013 results is an impairment charge of $1.2 million related to certain assets held for sale to recognize the assets at their appraised fair value less cost to sell and an income tax benefit of $118.2 million primarily related to a reduction in valuation allowance previously recorded against U.S. deferred tax assets.
[2]	Included in the third quarter 2013 results is an impairment charge of $1.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[3]	Included in the second quarter 2013 results is an impairment charge of $6.8 million to reduce the carrying value of goodwill at a reporting unit to its implied fair value. The second quarter also includes a $2.1 million restructuring charge related to the closure of a facility.
[4]	Included in the first quarter 2013 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[5]	Included in the fourth quarter 2012 results is an impairment charge of $0.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell, $1.1 million restructuring charges primarily for employee-related costs resulting from a facility closure, a $32.8 million loss on the redemption of the Ryerson Notes and Ryerson Holding Notes, and a $1.7 million curtailment gain related to an amendment of a Canadian post-retirement medical and life insurance plan. The fourth quarter of 2012 also included an income tax benefit of $15.2 million related to the release of valuation allowance associated with certain state deferred tax assets.
[6]	Included in the second quarter 2012 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.